Financial Instruments (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments (Details) [Line Items]
Cash and cash equivalents and short-term and long-terms deposits		$ 31,682	$ 47,360
Short term deposits guaranteed for leases and credit		152
Short term deposits guaranteed for hedging transactions		700
Convertible note amount	$ 1,500
Convertible warrants (in Shares)	300
Termination exercise price (in Dollars per share)	$ 5
Financial instrument [Member]
Financial Instruments (Details) [Line Items]
Financial instrument amount		$ 431	$ 187
Top of Range [member]
Financial Instruments (Details) [Line Items]
Bear fixed interest, percentage		0.80%
Bottom of Range [member]
Financial Instruments (Details) [Line Items]
Bear fixed interest, percentage		5.20%